LAND USE RIGHTS (Details 1) - Jun. 30, 2018 - Use Rights [Member]	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	¥ 27,239	$ 4,115
2020	27,239	4,115
2021	27,239	4,115
2022	27,239	4,115
2023	27,239	4,115
Thereafter	1,198,931	181,112
Total	¥ 1,335,126	$ 201,687